Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)

19. Quarterly Information (Unaudited)

	2017				2016
(in thousands, except per share data)	4th Qtr.	3rd Qtr.	2nd Qtr.	1st Qtr.	4th Qtr.	3rd Qtr.	2nd Qtr.	1st Qtr.
Revenue	$264,498	$258,654	$256,161	$230,278	$201,176	$185,455	$168,535	$196,171
Gross profit	73,703	84,774	84,630	75,360	61,012	47,254	32,610	54,452
Net income (loss)	60,264	18,685	19,033	13,586	4,167	(2,154)	(10,294)	(2,510)
Net income (loss) attributable to Apergy	60,194	18,421	18,754	13,269	3,769	(2,503)	(10,872)	(3,036)
Basic earnings per share (1)	$0.78	$0.24	$0.24	$0.17	$0.05	$(0.03)	$(0.14)	$(0.04)
Diluted earnings per share (1)	$0.77	$0.24	$0.24	$0.17	$0.05	$(0.03)	$(0.14)	$(0.04)

(1)

On May 9, 2018, 77,339,828 shares of our common stock were distributed to Dover stockholders in conjunction with the Separation. For comparative purposes, we have assumed the shares issued in conjunction with the Separation to be outstanding as of the beginning of each period prior to the Separation. In addition, we have assumed the potential dilutive securities outstanding as of May 8, 2018, were outstanding and fully dilutive in each of the periods prior to the Separation.